Net Loss Per Share - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	11,068,175	21,832,990	11,068,175	21,832,990	113,864,588	102,487,402
Series A and B redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	19,517,988		19,517,988	99,734,543	58,948,067
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	8,779,368	1,815,431	8,779,368	1,815,431	11,711,174	4,173,285
Unvested early exercised options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	288,807	499,571	288,807	499,571	2,418,871	0
Contingent earnout common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,000,000	0	2,000,000
Potential issuance of Series B redeemable convertible preferred stock under Tranche 2 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount					0	19,683,025
Potential issuance of Series B redeemable convertible preferred stock under Tranche 3 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount					0	19,683,025